Convertible Notes And Derivative Liability and Warrants - Schedule of Outstanding Convertible Notes (Details) - Convertible Notes [Member]	6 Months Ended
Jun. 30, 2026 USD ($)
Vanquish [Member]
Debt Instrument [Line Items]
Principal Amount	$ 107,000
Conversion Price, discount	25.00%
Conversion Price, trading days	10 days
Coupon Rate	10.00%
Issuance Date	Jan. 22, 2026
Maturity Date	Oct. 30, 2026
Vanquish [Member]
Debt Instrument [Line Items]
Principal Amount	$ 207,000
Conversion Price, discount	25.00%
Conversion Price, trading days	10 days
Coupon Rate	10.00%
Issuance Date	May 04, 2026
Maturity Date	Feb. 28, 2027
Vanquish [Member]
Debt Instrument [Line Items]
Principal Amount	$ 132,000
Conversion Price, discount	25.00%
Conversion Price, trading days	10 days
Coupon Rate	10.00%
Issuance Date	Jun. 08, 2026
Maturity Date	Mar. 15, 2027
Boot Capital [Member]
Debt Instrument [Line Items]
Principal Amount	$ 50,000
Conversion Price, discount	25.00%
Conversion Price, trading days	10 days
Coupon Rate	10.00%
Issuance Date	Jan. 22, 2026
Maturity Date	Oct. 30, 2026
CFI Capital [Member]
Debt Instrument [Line Items]
Principal Amount	$ 200,000
Conversion Price, discount	25.00%
Conversion Price, trading days	10 days
Coupon Rate	6.00%
Issuance Date	Mar. 18, 2026
Maturity Date	Mar. 18, 2027
Silvercrest [Member]
Debt Instrument [Line Items]
Principal Amount	$ 200,000
Conversion Price, discount	25.00%
Conversion Price, trading days	10 days
Coupon Rate	10.00%
Issuance Date	Mar. 30, 2026
Maturity Date	Mar. 30, 2027
FirstFire [Member]
Debt Instrument [Line Items]
Principal Amount	$ 220,000
Conversion Price, discount	25.00%
Conversion Price, trading days	10 days
Coupon Rate	12.00%
Issuance Date	Mar. 25, 2026
Maturity Date	Mar. 25, 2027
Pacific Pier [Member]
Debt Instrument [Line Items]
Principal Amount	$ 200,000
Conversion Price, discount	25.00%
Conversion Price, trading days	10 days
Coupon Rate	10.00%
Issuance Date	Apr. 14, 2026
Maturity Date	Apr. 14, 2027
Labrys Fund [Member]
Debt Instrument [Line Items]
Principal Amount	$ 250,000
Conversion Price, discount	15.00%
Conversion Price, trading days	10 days
Coupon Rate	10.00%
Issuance Date	Apr. 20, 2026
Maturity Date	Apr. 20, 2027
White Lion [Member]
Debt Instrument [Line Items]
Principal Amount	$ 200,000
Conversion Price, discount	25.00%
Conversion Price, trading days	10 days
Coupon Rate	10.00%
Issuance Date	Apr. 26, 2026
Maturity Date	Apr. 27, 2027
White Lion [Member]
Debt Instrument [Line Items]
Principal Amount	$ 166,667
Conversion Price, discount	25.00%
Conversion Price, trading days	10 days
Coupon Rate	10.00%
Issuance Date	May 26, 2026
Maturity Date	May 26, 2027
White Lion [Member]
Debt Instrument [Line Items]
Principal Amount	$ 83,334
Conversion Price, discount	25.00%
Conversion Price, trading days	10 days
Coupon Rate	10.00%
Issuance Date	Jun. 08, 2026
Maturity Date	Jun. 08, 2027
White Lion [Member]
Debt Instrument [Line Items]
Principal Amount	$ 111,111
Conversion Price, discount	25.00%
Conversion Price, trading days	10 days
Coupon Rate	10.00%
Issuance Date	Jun. 22, 2026
Maturity Date	Jun. 22, 2027